DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DERIVATIVE LIABILITIES
NOTE 5 - DERIVATIVE LIABILITIES

NOTE 5 – DERIVATIVE LIABILITIES

Derivative Liabilities

In connection with convertible notes payable, the Company records derivative liabilities for the conversion feature. The derivative liabilities are valued on the date the convertible note payable become convertible and revalued at each reporting period. During the nine-months ended September 30, 2021, the Company recorded initial derivative liabilities of $1,077,757 based upon the following Black-Scholes option pricing model average assumptions: an exercise price of $0.0106 to $0.0248 our stock price on the date of grant of $0.0340 to $0.0806, expected dividend yield of 0%, expected volatility of 75.03% to 98.14%, risk free interest rate of 0.10% and expected terms of 1.0 year. Upon initial valuation, the derivative liabilities exceeded the face values certain of the convertible notes payable by approximately $697,602, which was recorded as a day one loss in derivative liability.

In August 2021, we completed the sale of 15% Original Issue Discount Senior Notes (“Bridge Notes”) in the aggregate principal amount of $4,456,176 to a group of institutional investors (the “Purchasers”). A portion of the proceeds were used to repay the principal, accrued interest, pre-payment fees and other premiums of all the outstanding convertible notes as well as all previously outstanding warrants with re-pricing and anti-dilutive features. The result was $0 in derivative liabilities as-of the period ended September 30,2021.

NOTE 5 – DERIVATIVE LIABILITIES

Derivative Liabilities

In connection with convertible notes payable and the related party management fee and patent liability, the Company records derivative liabilities for the conversion feature. In addition, the Company has warrants for which the exercise prices reset upon future events. These warrants are also considered to be derivative liabilities. The derivative liabilities are valued on the date the convertible note payable and the related party liabilities become convertible and revalued at each reporting period. The warrants are valued on the date of issuance and revalued at each reporting period. During the year ended December 31, 2020, the Company recorded initial derivative liabilities of $2,572,723 based upon the following Black-Scholes option pricing model average assumptions: an exercise price of 0.40 to $0.60our stock price on the date of grant of $1.70to $18.25, expected dividend yield of 0%, expected volatility of 103.79% to 131.89%, risk free interest rate of 0.16% to 1.62% and an expected term of 1.0 year. Upon initial valuation, the derivative liability exceeded the face value certain of the convertible note payables by approximately $1,864,233, which was recorded as a day one loss on derivative liability.

On December 31, 2020, the derivative liabilities were revalued at $38,741,832 resulting in a loss of $33,980,805 related to the change in fair market value of the derivative liabilities. The derivative liabilities were revalued using the Black-Scholes option pricing model with the following average assumptions: an exercise price of $0.40 to $6.70, our stock price on the date of valuation $13.90, expected dividend yield of 0%, expected volatility of 98.14% to 100.94%, risk-free interest rate of 0.17%, and expected terms ranging from 0.50 to 3.57 years.

During the year ended December 31, 2019, the Company recorded initial derivative liabilities of $2,794,910 based upon the following Black-Scholes option pricing model average assumptions: an exercise price of $25.00 to $1,545, our stock price on the date of grant of $30.00to $1,390, expected dividend yield of 0%, expected volatility of 87.61% to 103.96%, risk free interest rate of 1.56% to 2.55% and expected terms ranging from 1.0 to 5.0 years. Upon initial valuation, the derivative liability exceeded the face value certain of the convertible note payables by approximately $1,215,985, which was recorded as a day one loss on derivative liability.

On December 31, 2019, the derivative liabilities were revalued at $6,847,877 resulting in a loss of $3,512,648 related to the change in fair market value of the derivative liabilities. The derivative liabilities were revalued using the Black-Scholes option pricing model with the following average assumptions: an exercise price of $10.00to $295, our stock price on the date of valuation $25.00, expected dividend yield of 0%, expected volatility of 93.84% to 103.96%, risk-free interest rate of 1.62%, and expected terms ranging from 0.50 to 4.58 years.

Future Potential Dilution

Most of the Company’s convertible notes payable contain adjustable conversion terms with significant discounts to market. As of December 31, 2020, the Company’s convertible notes payable are potentially convertible into an aggregate of approximately 1.4 billion shares of common stock. In addition, due to the variable conversion prices on some of the Company’s convertible notes, the number of common shares issuable is dependent upon the traded price of the Company’s common stock.